Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net (loss)/income	$ 2,811	$ (19,853)	$ (46,041)
Provision/(reversal) for bad debts	(126)	2,014	40
Impairment for inventory obsolescence	657	96	16
Impairment for long-term investment		80
Depreciation of property and equipment	985	839	2,022
Amortization of intangible assets	136	142	143
Gains on disposals of property and equipment	(203)	(215)	(94)
Interest expenses	133	441	188
Amortization of beneficial conversion feature		149
Share-based compensation	3,314	3,098	8,757
Fair value losses on other investments	2,748	12,958	12,363
Share of profit in equity method investments	(357)	(72)	(287)
Foreign currency exchange losses, net	514	2,519	1,106
Changes in operating assets and liabilities
Accounts receivable	(390)	7,715	(8,239)
Prepayments and other assets	(1,713)	1,825	985
Inventories	784	2,413	(302)
Accrued expenses, accounts payable and other liabilities	(691)	(9,647)	5,917
Amounts due to related parties	(231)	28	(50)
Amounts due from related parties	(2,247)	455	1,111
Contract liabilities	373	(523)	686
Other non-current liabilities	(59)	(58)	(59)
Operating lease right-of-use assets	(2,115)
Operating lease liabilities	2,184
Net cash (used in)/generated from operating activities	6,507	4,404	(21,738)
Cash flows from investing activities
Purchase of property and equipment	(2,065)	(411)	(787)
Purchase of intangible assets		(14)	(92)
Proceeds from disposal of property and equipment	217	266	193
Cash paid for equity method investment			(247)
Dividend received from long-term investment	83
(Increase)/decrease in short-term deposit	196		(2)
Purchase of other investments		(3)
Proceeds from redemption of other investment	1,329
Net cash used in investing activities	(240)	(162)	(935)
Cash flows from financing activities
Proceeds from other borrowings	2,541	212
Repayments of other borrowings	(34)	(163)
Proceeds from issuance of convertible bonds		4,735
Redemption of convertible bonds		(1,050)
Proceeds from bank borrowings	5,369	9,496	11,419
Repayments of bank borrowings	(5,416)	(9,452)	(11,968)
Proceeds from exercise of share options	49		1,284
Payments relating to current Lease Liability		(238)
Net cash generated from financing activities	2,509	3,540	735
(Decrease)/increase in cash, cash equivalents and restricted cash	8,776	7,782	(21,938)
Cash, cash equivalents and restricted cash at beginning of year	14,921	7,868	30,226
Effect of exchange rates on cash, cash equivalents and restricted cash	(326)	(729)	(420)
Cash, cash equivalents and restricted cash at end of year	23,371	14,921	7,868
Supplemental disclosure of cash flow information
Interest paid	(133)	(426)	(188)
Cash paid for amounts include in operating lease liabilities		(15)
Supplemental disclosure of non-cash operating activities
Right-of-use assets obtained in exchange for operating lease obligations	$ 2,806	$ 444